UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10067

Eaton Vance Variable Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

VT Floating-Rate Income Fund

Semiannual Report

June 30, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of the Fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2016

Eaton Vance

VT Floating-Rate Income Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	29

Officers and Trustees	32

Important Notices	33

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2016

Performance1,2

Portfolio Managers Scott H. Page, CFA, Craig P. Russ and Andrew Sveen, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Initial Class at NAV	05/02/2001	05/02/2001	4.19%	1.02%	2.95%	3.61%
ADV Class at NAV	04/15/2014	05/02/2001	4.20	1.17	3.04	3.66
Institutional Class at NAV	05/02/2016	04/15/2014	4.21	1.18	3.04	3.66
S&P/LSTA Leveraged Loan Index	—	—	4.51%	0.94%	3.79%	4.46%

% Total Annual Operating Expense Ratios[3]				Initial Class	ADV Class	Institutional Class
				1.18%	0.93%	0.68%

Fund Profile

Top 10 Issuers (% of total investments)4

TransDigm, Inc.	1.4%

Avago Technologies Cayman Ltd.	1.2

Asurion, LLC	1.2

Reynolds Group Holdings, Inc.	1.1

Berry Plastics Holding Corporation	1.0

Valeant Pharmaceuticals International, Inc.	1.0

Infor (US), Inc.	0.9

Community Health Systems, Inc.	0.9

Supervalu, Inc.	0.9

Rexnord, LLC	0.9

Total	10.5%

Top 10 Sectors (% of total investments)4

Electronics/Electrical	11.2%

Health Care	10.7

Business Equipment and Services	6.7

Chemicals and Plastics	5.8

Retailers (Except Food and Drug)	5.3

Lodging and Casinos	4.0

Financial Intermediaries	3.7

Leisure Goods/Activities/Movies	3.6

Containers and Glass Products	3.4

Utilities	3.2

Total	57.6%

Credit Quality (% of bond and loan holdings)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

2

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2016

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked. In the performance table, the performance of ADV Class is linked to Initial Class and the performance of Institutional Class is linked to ADV Class. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

[5]

Credit ratings are categorized using S&P. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by S&P.

Fund profile subject to change due to active management.

3

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 – June 30, 2016) for Initial Class and ADV Class and (May 2, 2016 – June 30, 2016) for Institutional Class. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (January 1, 2016 – June 30, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts and to qualified pension and retirement plans, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would be higher.

	Beginning Account Value (1/1/16)	Ending Account Value (6/30/16)	Expenses Paid During Period (1/1/16 – 6/30/16)	Annualized Expense Ratio

Actual*
Initial Class	$1,000.00	$1,041.90	$5.99	1.18%
ADV Class	$1,000.00	$1,042.00	$4.72	0.93%
Institutional Class	$1,000.00	$1,006.40	$1.15	0.70%

Hypothetical**
(5% return per year before expenses)
Initial Class	$1,000.00	$1,019.00	$5.92	1.18%
ADV Class	$1,000.00	$1,020.20	$4.67	0.93%
Institutional Class	$1,000.00	$1,021.40	$3.52	0.70%

*	Institutional Class had not commenced operations on January 1, 2016. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period); 60/366 for Institutional Class (to reflect the period from the commencement of operations on May 2, 2016 to June 30, 2016). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2015 (May 2, 2016 for Institutional Class). Expenses shown do not include insurance-related charges.

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2015 (May 2, 2016 for Institutional Class). Expenses shown do not include insurance-related charges.

4

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2016

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 93.0%(1)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Aerospace and Defense — 2.1%
BE Aerospace, Inc.
Term Loan, 3.75%, Maturing December 16, 2021	$704	$707,418
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)	133	122,242
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)	180	143,781
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	3,134	2,828,471
TransDigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	3,174	3,163,633
Term Loan, 3.75%, Maturing June 4, 2021	1,176	1,166,970
Term Loan, 3.75%, Maturing June 9, 2023	651	644,599
Term Loan, 3.75%, Maturing June 9, 2023	724	716,222
Term Loan, 3.75%, Maturing June 9, 2023	1,872	1,848,965

		$11,342,301

Automotive — 2.9%
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021	$3,172	$3,171,116
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019	611	607,883
FCA US, LLC
Term Loan, 3.50%, Maturing May 24, 2017	1,597	1,598,283
Term Loan, 3.25%, Maturing December 31, 2018	1,058	1,059,737
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021	2,579	2,400,140
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.75%, Maturing April 30, 2019	1,988	1,991,640
Horizon Global Corporation
Term Loan, 7.00%, Maturing June 30, 2021	285	285,000
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021	1,485	1,478,002
Schaeffler AG
Term Loan, 4.25%, Maturing May 15, 2020	156	157,097
TI Group Automotive Systems, LLC
Term Loan, 4.50%, Maturing June 30, 2022	744	731,349
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020	2,165	2,152,799
Visteon Corporation
Term Loan, 3.50%, Maturing April 9, 2021	379	378,456

		$16,011,502

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Beverage and Tobacco — 0.2%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020	$525	$466,316
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021	1,000	825,000

		$1,291,316

Brokerage / Securities Dealers / Investment Houses — 0.6%
Aretec Group, Inc.
Term Loan, 8.00%, Maturing May 25, 2023	$554	$555,673
Term Loan - Second Lien, 6.50%, (2.00% Cash, 4.50% PIK), Maturing May 23, 2021	1,509	1,154,348
Astro AB Borrower, Inc.
Term Loan, 5.50%, Maturing April 30, 2022	1,094	1,083,420
Salient Partners L.P.
Term Loan, 7.50%, Maturing May 19, 2021	488	469,820

		$3,263,261

Building and Development — 2.9%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	$525	$525,305
Americold Realty Operating Partnership L.P.
Term Loan, Maturing December 1, 2022(2)	300	300,930
Auction.com, LLC
Term Loan, 6.00%, Maturing May 12, 2019	642	641,073
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	1,384	1,366,586
DTZ U.S. Borrower, LLC
Term Loan, 4.25%, Maturing November 4, 2021	1,609	1,594,271
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 6, 2021	2,922	2,785,124
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021	2,275	2,253,217
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	666	665,425
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	1,643	1,634,740
Realogy Corporation
Term Loan, 3.75%, Maturing March 5, 2020	3,654	3,657,619
Summit Materials Companies I, LLC
Term Loan, 4.00%, Maturing July 17, 2022	371	371,027
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	268	267,018

		$16,062,335

5	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services — 6.4%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021	$2,463	$2,376,433
AlixPartners, LLP
Term Loan, 4.50%, Maturing July 28, 2022	372	372,498
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	485	414,713
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017	467	442,467
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	1,182	1,167,873
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020	1,858	1,801,719
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 20, 2019	611	606,722
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022	173	173,304
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019	1,256	863,469
Education Management, LLC
Term Loan, 5.50%, Maturing July 2, 2020(3)	196	110,860
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020(3)	355	19,033
EIG Investors Corp.
Term Loan, 6.48%, Maturing November 9, 2019	2,632	2,519,944
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018	3,627	3,630,483
Extreme Reach, Inc.
Term Loan, 7.25%, Maturing February 7, 2020	821	821,750
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020	70	67,776
Term Loan, 4.00%, Maturing November 6, 2020	2,603	2,537,843
Global Payments, Inc.
Term Loan, 3.96%, Maturing April 22, 2023	450	454,031
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021	998	993,272
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021	504	501,069
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	748	748,966
ION Trading Finance Limited
Term Loan, 4.25%, Maturing June 10, 2021	1,086	1,080,482
J.D. Power and Associates
Term Loan, Maturing May 24, 2023(2)	475	475,000
KAR Auction Services, Inc.
Term Loan, 3.94%, Maturing March 11, 2021	1,329	1,334,718

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services (continued)
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019	$2,927	$2,924,741
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019	312	286,657
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018	274	272,125
Term Loan, 4.50%, Maturing April 11, 2022	346	327,048
National CineMedia, LLC
Term Loan, 3.22%, Maturing November 26, 2019	250	249,479
PGX Holdings, Inc.
Term Loan, 5.75%, Maturing September 29, 2020	871	870,298
Prime Security Services Borrower, LLC
Term Loan, 4.75%, Maturing May 2, 2022	750	751,875
Sensus USA, Inc.
Term Loan, 6.50%, Maturing March 16, 2023	775	769,188
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021	2,542	2,545,934
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020	323	322,943
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.00%, Maturing September 2, 2021	862	856,453
TriNet HR Corporation
Term Loan, 3.22%, Maturing July 3, 2017	909	903,372
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022	594	586,714

		$35,181,252

Cable and Satellite Television — 1.5%
Charter Communications Operating, LLC
Term Loan, 3.50%, Maturing January 24, 2023	$1,272	$1,273,856
MCC Iowa, LLC
Term Loan, 3.75%, Maturing June 30, 2021	564	563,409
Mediacom Illinois, LLC
Term Loan, 3.50%, Maturing June 30, 2021	319	318,913
Neptune Finco Corp.
Term Loan, 5.00%, Maturing October 9, 2022	2,475	2,484,900
Numericable Group SA
Term Loan, 4.56%, Maturing July 31, 2022	249	246,174
Numericable U.S., LLC
Term Loan, 5.00%, Maturing January 15, 2024	550	549,656
Telenet International Finance S.a.r.l.
Term Loan, 4.25%, Maturing June 30, 2024	575	572,604
Virgin Media Investment Holdings Limited
Term Loan, 3.65%, Maturing June 30, 2023	2,188	2,136,714

		$8,146,226

6	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Chemicals and Plastics — 5.2%
A. Schulman, Inc.
Term Loan, 4.00%, Maturing June 1, 2022	$990	$984,109
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019	140	140,119
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019	73	72,701
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022	207	207,494
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020	2,435	2,435,501
Chemours Company (The)
Term Loan, 3.75%, Maturing May 12, 2022	312	301,936
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021	362	360,885
Flint Group GmbH
Term Loan, 4.50%, Maturing September 7, 2021	251	248,371
Flint Group US, LLC
Term Loan, 4.50%, Maturing September 7, 2021	1,518	1,502,444
GCP Applied Technologies, Inc.
Term Loan, 5.25%, Maturing February 3, 2022	349	350,543
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021	811	804,497
Huntsman International, LLC
Term Loan, 3.75%, Maturing October 1, 2021	1,231	1,229,198
Term Loan, 4.25%, Maturing April 1, 2023	349	349,998
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018	4,091	4,061,638
Term Loan, 4.25%, Maturing March 31, 2022	444	438,262
Kraton Polymers, LLC
Term Loan, 6.00%, Maturing January 6, 2022	1,375	1,356,609
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020	196	183,403
MacDermid, Inc.
Term Loan, 5.50%, Maturing June 7, 2020	347	343,395
Term Loan, 5.50%, Maturing June 7, 2020	419	413,131
Term Loan, 5.50%, Maturing June 7, 2020	1,276	1,261,191
Minerals Technologies, Inc.
Term Loan, 3.75%, Maturing May 9, 2021	1,336	1,335,991
Omnova Solutions, Inc.
Term Loan, 4.25%, Maturing May 31, 2018	1,348	1,343,227
Orion Engineered Carbons GmbH
Term Loan, 4.75%, Maturing July 25, 2021	386	386,961
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020	341	324,188

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Chemicals and Plastics (continued)
PolyOne Corporation
Term Loan, 3.50%, Maturing November 11, 2022	$323	$324,185
PQ Corporation
Term Loan, 5.75%, Maturing November 4, 2022	800	801,834
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021	221	219,187
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020	45	45,356
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020	257	257,018
Tata Chemicals North America, Inc.
Term Loan, 3.75%, Maturing August 7, 2020	585	583,152
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021	1,386	1,383,401
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020	1,985	1,901,620
Univar, Inc.
Term Loan, 4.25%, Maturing July 1, 2022	2,010	1,989,212
Zep, Inc.
Term Loan, 5.50%, Maturing June 27, 2022	223	223,168

		$28,163,925

Clothing / Textiles — 0.2%
Ascena Retail Group, Inc.
Term Loan, 5.25%, Maturing August 21, 2022	$1,020	$974,435

		$974,435

Conglomerates — 0.4%
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017	$1,533	$1,326,444
Spectrum Brands, Inc.
Term Loan, 3.51%, Maturing June 23, 2022	1,065	1,066,941

		$2,393,385

Containers and Glass Products — 2.8%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020	$3,077	$3,066,525
Term Loan, 3.50%, Maturing January 6, 2021	1,989	1,977,861
Term Loan, 3.75%, Maturing October 3, 2022	654	650,460
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021	2,308	2,315,050
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021	263	262,427

7	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Containers and Glass Products (continued)
Owens-Illinois, Inc.
Term Loan, 3.50%, Maturing September 1, 2022	$765	$765,313
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020	1,589	1,539,013
Reynolds Group Holdings, Inc.
Term Loan, 4.50%, Maturing December 1, 2018	3,524	3,528,496
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.25%, Maturing March 13, 2022	839	837,342
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018	275	275,379

		$15,217,866

Cosmetics / Toiletries — 1.1%
Coty, Inc.
Term Loan, 3.75%, Maturing October 27, 2022	$549	$548,849
Galleria Co.
Term Loan, 3.75%, Maturing January 26, 2023	1,100	1,100,674
KIK Custom Products, Inc.
Term Loan, 6.00%, Maturing August 26, 2022	968	957,205
Prestige Brands, Inc.
Term Loan, 3.53%, Maturing September 3, 2021	587	587,479
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019	682	682,754
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020	2,210	2,213,933

		$6,090,894

Drugs — 2.2%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 25, 2019	$193	$192,500
AMAG Pharmaceuticals, Inc.
Term Loan, 4.75%, Maturing August 13, 2021	650	645,627
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021	1,274	1,244,061
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.75%, Maturing September 26, 2022	3,439	3,392,266
Horizon Pharma, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	149	145,112
Mallinckrodt International Finance S.A.
Term Loan, 3.50%, Maturing March 19, 2021	860	851,091
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.72%, Maturing October 20, 2018	1,339	1,312,585
Term Loan, 4.75%, Maturing December 11, 2019	827	805,332
Term Loan, 4.75%, Maturing August 5, 2020	1,154	1,120,743
Term Loan, 5.00%, Maturing April 1, 2022	2,287	2,227,086

		$11,936,403

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Ecological Services and Equipment — 0.8%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019	$3,984	$3,927,912
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020	607	591,616

		$4,519,528

Electronics / Electrical — 10.6%
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021	$788	$413,700
Avago Technologies Cayman Ltd.
Term Loan, 4.25%, Maturing February 1, 2023	6,359	6,366,573
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021	461	446,121
CommScope, Inc.
Term Loan, 3.54%, Maturing January 14, 2018	362	361,750
Term Loan, 3.75%, Maturing December 29, 2022	571	571,847
Cypress Semiconductor Corporation
Term Loan, Maturing June 3, 2021(2)	725	721,828
Dell International, LLC
Term Loan, 4.00%, Maturing April 29, 2020	3,675	3,672,857
Deltek, Inc.
Term Loan, 5.00%, Maturing June 25, 2022	1,374	1,373,058
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021	201	200,379
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020	505	479,890
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020	1,318	1,315,210
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021	3,178	3,182,128
Hyland Software, Inc.
Term Loan, 4.75%, Maturing July 1, 2022	1,968	1,960,446
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	237	231,016
Term Loan, 3.75%, Maturing June 3, 2020	4,935	4,815,667
Informatica Corporation
Term Loan, 4.50%, Maturing August 5, 2022	2,237	2,184,786
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021	369	361,170
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	319	320,092
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019	720	719,910
Term Loan, 5.25%, Maturing November 19, 2021	1,493	1,494,816

8	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	$1,719	$1,721,608
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021	762	756,498
Microsemi Corporation
Term Loan, 3.75%, Maturing January 15, 2023	392	391,402
MTS Systems Corporation
Term Loan, Maturing June 21, 2023(2)	875	874,453
NXP B.V.
Term Loan, 3.25%, Maturing January 11, 2020	1,191	1,192,163
Term Loan, 3.75%, Maturing December 7, 2020	600	601,819
ON Semiconductor Corporation
Term Loan, 5.25%, Maturing March 31, 2023	725	730,049
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	464	456,574
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	213	212,843
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	3,267	3,087,598
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021	139	139,053
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	1,972	1,577,985
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	313	312,844
Southwire Company
Term Loan, 3.00%, Maturing February 10, 2021	241	239,844
SS&C Technologies, Inc.
Term Loan, 4.00%, Maturing July 8, 2022	158	157,736
Term Loan, 4.00%, Maturing July 8, 2022	1,151	1,152,752
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	435	425,245
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019	1,241	1,222,230
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021	598	597,362
Sybil Software, LLC
Term Loan, 4.25%, Maturing March 20, 2020	1,499	1,490,933
Vantiv, LLC
Term Loan, 3.50%, Maturing June 13, 2021	499	500,596
VeriFone, Inc.
Term Loan, 3.50%, Maturing July 8, 2021	1,960	1,951,833
Veritas Bermuda Ltd.
Term Loan, 6.63%, Maturing January 27, 2023	873	763,930

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)
Vertafore, Inc.
Term Loan, 4.75%, Maturing June 9, 2023	$1,550	$1,547,579
Wall Street Systems Delaware, Inc.
Term Loan, 4.25%, Maturing April 30, 2021	2,039	2,035,307
Western Digital Corporation
Term Loan, 6.25%, Maturing April 29, 2023	825	829,641
Zebra Technologies Corporation
Term Loan, 4.00%, Maturing October 27, 2021	1,817	1,823,172

		$57,986,293

Financial Intermediaries — 3.5%
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	$1,335	$1,315,353
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	1,001	998,957
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	265	264,276
First Data Corporation
Term Loan, 4.20%, Maturing July 8, 2022	1,600	1,587,333
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	2,490	2,453,476
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	1,500	1,500,603
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	970	958,728
LPL Holdings, Inc.
Term Loan, 4.25%, Maturing March 29, 2021	890	886,209
Term Loan, 4.75%, Maturing November 20, 2022	995	993,756
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019	367	371,340
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	490	489,644
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	73	73,304
Term Loan, 6.25%, Maturing September 4, 2018	420	419,607
Term Loan, 6.25%, Maturing September 4, 2018	438	437,625
Ocwen Financial Corporation
Term Loan, 5.50%, Maturing February 15, 2018	1,236	1,216,124
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	1,553	1,541,616
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	1,278	1,281,552
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020	3,052	2,463,047

		$19,252,550

9	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Food Products — 2.6%
AdvancePierre Foods, Inc.
Term Loan, 4.75%, Maturing June 2, 2023	$1,900	$1,900,475
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019	835	837,894
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021	1,230	1,154,446
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018	666	665,183
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021	491	488,742
JBS USA, LLC
Term Loan, 3.75%, Maturing May 25, 2018	2,593	2,598,040
Term Loan, 3.75%, Maturing September 18, 2020	1,446	1,449,244
Term Loan, 4.00%, Maturing October 30, 2022	423	422,479
Maple Holdings Acquisition Corp.
Term Loan, 5.25%, Maturing March 3, 2023	686	688,192
NBTY, Inc.
Term Loan, 5.00%, Maturing May 5, 2023	2,475	2,464,946
Oak Tea, Inc.
Term Loan, 4.25%, Maturing July 2, 2022	1,518	1,521,822

		$14,191,463

Food Service — 1.8%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 10, 2021	$3,372	$3,371,011
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018	1,437	1,437,824
Manitowoc Foodservice, Inc.
Term Loan, 5.75%, Maturing March 3, 2023	658	663,447
NPC International, Inc.
Term Loan, 4.75%, Maturing December 28, 2018	1,283	1,281,063
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020	146	145,076
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020	3,193	2,394,562
Yum! Brands, Inc.
Term Loan, Maturing June 16, 2023(2)	650	652,235

		$9,945,218

Food / Drug Retailers — 2.3%
Albertsons, LLC
Term Loan, 4.50%, Maturing August 25, 2021	$975	$975,035
Term Loan, 4.75%, Maturing June 22, 2023	2,701	2,701,310

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Food / Drug Retailers (continued)
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019	$2,539	$2,500,509
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	250	250,729
Term Loan - Second Lien, 4.88%, Maturing June 21, 2021	1,000	1,002,500
Supervalu, Inc.
Term Loan, 5.50%, Maturing March 21, 2019	4,950	4,942,989

		$12,373,072

Health Care — 10.0%
Acadia Healthcare Company, Inc.
Term Loan, 3.75%, Maturing February 11, 2022	$172	$169,358
ADMI Corp.
Term Loan, 5.25%, Maturing April 30, 2022	871	873,364
Akorn, Inc.
Term Loan, 5.25%, Maturing April 16, 2021	537	540,734
Albany Molecular Research, Inc.
Term Loan, 5.75%, Maturing July 16, 2021	1,868	1,851,717
Alere, Inc.
Term Loan, 4.25%, Maturing June 18, 2022	1,015	1,011,537
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	623	594,537
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019	1,446	1,444,572
AmSurg Corp.
Term Loan, 3.50%, Maturing July 16, 2021	466	465,500
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.50%, Maturing August 4, 2021	323	322,563
Auris Luxembourg III S.a.r.l.
Term Loan, 4.25%, Maturing January 15, 2022	543	541,441
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	1,293	1,199,164
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020	89	88,813
CHG Healthcare Services, Inc.
Term Loan, Maturing June 7, 2023(2)	1,325	1,325,828
Community Health Systems, Inc.
Term Loan, 3.75%, Maturing December 31, 2019	2,040	1,988,080
Term Loan, 4.00%, Maturing January 27, 2021	2,029	1,980,757
Concentra, Inc.
Term Loan, 4.00%, Maturing June 1, 2022	198	197,258
Convatec, Inc.
Term Loan, 4.25%, Maturing June 15, 2020	476	476,403

10	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021	$1,411	$1,382,582
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021	2,058	2,064,645
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020	1,414	1,350,668
Envision Healthcare Corporation
Term Loan, 4.25%, Maturing May 25, 2018	2,332	2,335,233
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020	250	249,766
Term Loan, 4.25%, Maturing August 30, 2020	820	818,425
Global Healthcare Exchange, LLC
Term Loan, 5.25%, Maturing August 15, 2022	670	671,202
Greatbatch Ltd.
Term Loan, 5.25%, Maturing October 27, 2022	623	620,126
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.46%, Maturing February 27, 2021	3,128	3,131,200
Hill-Rom Holdings, Inc.
Term Loan, 3.50%, Maturing September 8, 2022	820	822,688
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	782	781,378
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019	624	621,253
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	963	961,612
Term Loan, 7.75%, Maturing May 15, 2018	1,340	1,344,033
Jaguar Holding Company II
Term Loan, 4.25%, Maturing August 18, 2022	2,972	2,951,996
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	1,476	1,439,301
Kinetic Concepts, Inc.
Term Loan, 5.00%, Maturing November 4, 2020	2,103	2,098,043
Knowledge Universe Education, LLC
Term Loan, 6.00%, Maturing August 13, 2022	994	986,541
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017(3)	249	170,613
MPH Acquisition Holdings LLC
Term Loan, 5.00%, Maturing June 7, 2023	1,650	1,656,777
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017(3)	181	124,034
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	342	340,414
New Millennium Holdco, Inc.
Term Loan, 7.50%, Maturing December 21, 2020	462	339,334

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019	$1,242	$1,195,163
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	1,394	1,223,340
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	2,020	1,912,622
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020	2,179	2,183,880
RadNet Management, Inc.
Term Loan, 4.27%, Maturing October 10, 2018	975	975,590
Term Loan, Maturing June 30, 2023(2)	950	940,500
Select Medical Corporation
Term Loan, 6.00%, Maturing June 1, 2018	1,024	1,027,778
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022	447	442,159
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020	1,435	1,420,303
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021	813	776,057

		$54,430,882

Home Furnishings — 0.6%
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019	$3,215	$3,218,789

		$3,218,789

Industrial Equipment — 2.9%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020	$2,741	$2,706,097
Delachaux S.A.
Term Loan, 4.50%, Maturing October 28, 2021	294	286,986
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021	2,655	2,634,632
Filtration Group Corporation
Term Loan, 4.25%, Maturing November 21, 2020	168	167,720
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020	1,070	985,173
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021	1,784	1,773,010
Milacron, LLC
Term Loan, 4.25%, Maturing September 28, 2020	759	761,213
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019	387	334,371

11	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Industrial Equipment (continued)
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020	$4,660	$4,626,384
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021	548	544,947
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021	191	171,565
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022	750	701,587
VAT Lux III S.a.r.l.
Term Loan, 4.25%, Maturing February 11, 2021	187	186,788

		$15,880,473

Insurance — 3.0%
Alliant Holdings I, Inc.
Term Loan, 4.50%, Maturing August 12, 2022	$1,163	$1,150,648
AmWINS Group, LLC
Term Loan, 4.75%, Maturing September 6, 2019	2,278	2,279,754
AssuredPartners, Inc.
Term Loan, 5.75%, Maturing October 21, 2022	597	595,075
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019	1,662	1,658,391
Term Loan, 5.00%, Maturing August 4, 2022	3,328	3,287,541
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021	1,400	1,354,500
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019	948	758,435
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020	2,966	2,925,512
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	2,252	2,233,441

		$16,243,297

Leisure Goods / Activities / Movies — 3.5%
AMC Entertainment, Inc.
Term Loan, 4.00%, Maturing December 15, 2022	$1,368	$1,370,833
Ancestry.com, Inc.
Term Loan, 5.00%, Maturing August 17, 2022	1,439	1,438,350
Bombardier Recreational Products, Inc.
Term Loan, Maturing June 30, 2023(2)	2,950	2,920,500
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.00%, Maturing July 8, 2022	273	266,796
ClubCorp Club Operations, Inc.
Term Loan, 4.25%, Maturing December 15, 2022	1,825	1,828,042
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	513	511,688

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 16, 2020	$168	$168,556
LTF Merger Sub, Inc.
Term Loan, 4.25%, Maturing June 10, 2022	842	824,933
Match Group, Inc.
Term Loan, 5.50%, Maturing November 16, 2022	353	356,972
Nord Anglia Education Finance, LLC
Term Loan, 5.00%, Maturing March 31, 2021	1,815	1,803,390
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019	627	628,165
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	1,459	1,407,871
SRAM, LLC
Term Loan, 4.01%, Maturing April 10, 2020	1,372	1,221,468
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020	1,010	1,001,038
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020	3,392	3,385,262

		$19,133,864

Lodging and Casinos — 3.2%
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021	$3,575	$3,475,409
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	242	242,321
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(4)	785	786,879
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020	402	402,454
Four Seasons Holdings, Inc.
Term Loan, 5.25%, Maturing June 27, 2020	385	383,692
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019	374	375,307
Term Loan, 5.50%, Maturing November 21, 2019	874	875,717
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020	3,144	3,149,578
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.00%, Maturing April 25, 2023	1,272	1,275,985
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019	2,164	2,151,530
RHP Hotel Properties L.P.
Term Loan, 3.50%, Maturing January 15, 2021	417	417,021
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020	1,853	1,832,624
Term Loan, 6.00%, Maturing October 1, 2021	616	607,834

12	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Lodging and Casinos (continued)
Tropicana Entertainment, Inc.
Term Loan, 4.00%, Maturing November 27, 2020	$1,303	$1,300,214

		$17,276,565

Nonferrous Metals / Minerals — 1.6%
Alpha Natural Resources, LLC
DIP Loan, 10.00%, Maturing February 6, 2017	$200	$197,000
Term Loan, 3.50%, Maturing May 22, 2020	1,393	731,292
Arch Coal, Inc.
DIP Loan, 5.00%, Maturing January 31, 2017(5)	550	547,250
Term Loan, 7.50%, Maturing May 16, 2018	2,394	1,128,281
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022	470	470,862
Fairmount Santrol, Inc.
Term Loan, 4.50%, Maturing July 15, 2018	122	110,906
Term Loan, 4.50%, Maturing September 5, 2019	2,191	1,789,871
Global Brass & Copper, Inc.
Term Loan, Maturing June 15, 2023(2)	550	544,500
Murray Energy Corporation
Term Loan, 7.00%, Maturing April 16, 2017	197	169,324
Term Loan, 7.50%, Maturing April 16, 2020	1,212	888,517
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	481	248,445
Novelis, Inc.
Term Loan, 4.00%, Maturing June 2, 2022	1,658	1,646,435
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	305	303,019

		$8,775,702

Oil and Gas — 2.5%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	$2,159	$1,268,568
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	895	808,052
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	549	553,346
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	712	703,854
Crestwood Holdings, LLC
Term Loan, 9.00%, Maturing June 19, 2019	855	759,465
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	1,063	640,496
Energy Transfer Equity L.P.
Term Loan, 3.25%, Maturing December 2, 2019	1,025	993,225
Term Loan, 4.00%, Maturing December 2, 2019	256	249,518

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Oil and Gas (continued)
Fieldwood Energy, LLC
Term Loan, 8.00%, Maturing September 28, 2018	$125	$104,688
Term Loan, 3.88%, Maturing October 1, 2018	636	552,308
Term Loan, 8.38%, Maturing September 30, 2020	165	88,385
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	260	73,879
Floatel International, Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	893	558,215
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	3,433	3,027,327
Paragon Offshore Finance Company
Term Loan, 5.25%, Maturing July 18, 2021	642	182,934
Samson Investment Company
Term Loan - Second Lien, 0.00%, Maturing September 25, 2018(4)	1,425	82,828
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	2,415	1,083,520
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	22	14,159
Term Loan, 4.25%, Maturing December 16, 2020	60	37,965
Term Loan, 4.25%, Maturing December 16, 2020	430	272,917
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	77	43,912
Term Loan, 4.25%, Maturing October 1, 2019	126	71,892
Term Loan, 4.25%, Maturing October 1, 2019	952	542,546
Southcross Energy Partners L.P.
Term Loan, 5.25%, Maturing August 4, 2021	490	423,850
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023	40	34,649
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	622	596,423

		$13,768,921

Publishing — 1.5%
682534 N.B., Inc.
Term Loan, 12.00%, (8.00% Cash, 4.00% PIK), Maturing October 1, 2020(3)	$232	$185,320
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019	805	806,358
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	3,744	2,810,527
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	2,265	2,185,726

13	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Publishing (continued)
Merrill Communications, LLC
Term Loan, 6.25%, Maturing June 1, 2022	$372	$336,580
Penton Media, Inc.
Term Loan, 4.75%, Maturing October 3, 2019	357	356,064
ProQuest, LLC
Term Loan, 5.75%, Maturing October 24, 2021	492	477,713
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.50%, Maturing August 14, 2020	854	823,852

		$7,982,140

Radio and Television — 2.2%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020	$311	$294,745
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021	319	263,433
Block Communications, Inc.
Term Loan, 4.00%, Maturing November 7, 2021	645	646,060
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020	2,609	1,841,964
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018	153	153,372
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020	1,993	1,982,225
Gray Television, Inc.
Term Loan, 3.94%, Maturing June 13, 2021	156	155,997
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022	396	388,325
iHeartCommunications, Inc.
Term Loan, 7.21%, Maturing January 30, 2019	453	332,862
Term Loan, 7.96%, Maturing July 30, 2019	146	107,145
MGOC, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	870	870,319
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	422	422,329
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	478	478,928
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021	429	423,500
Townsquare Media, Inc.
Term Loan, 4.25%, Maturing April 1, 2022	618	617,166
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020	483	481,048
Term Loan, 4.00%, Maturing March 1, 2020	2,711	2,697,288

		$12,156,706

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Retailers (Except Food and Drug) — 5.0%
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing June 5, 2020	$1,483	$1,464,354
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020	2,136	2,137,408
Coinamatic Canada, Inc.
Term Loan, 4.25%, Maturing May 14, 2022	103	101,316
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019	591	535,946
Dollar Tree, Inc.
Term Loan, 3.50%, Maturing July 6, 2022	1,365	1,366,000
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019	961	844,621
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019	1,938	1,944,438
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021	1,961	1,347,700
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018	983	971,126
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021	562	540,093
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020	3,909	3,902,885
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020	1,660	1,494,917
Party City Holdings, Inc.
Term Loan, 4.25%, Maturing August 19, 2022	1,687	1,676,611
PetSmart, Inc.
Term Loan, 4.25%, Maturing March 11, 2022	3,367	3,358,896
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021	1,123	1,033,324
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021	343	313,845
Pilot Travel Centers, LLC
Term Loan, 3.21%, Maturing May 25, 2023	1,049	1,051,333
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021	300	294,303
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019	1,848	1,821,639
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019	937	854,981

		$27,055,736

14	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Steel — 1.2%
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 4.25%, Maturing June 30, 2019	$3,413	$3,274,671
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017	609	606,425
Zekelman Industries, Inc.
Term Loan, 6.00%, Maturing June 14, 2021	2,777	2,776,546

		$6,657,642

Surface Transport — 0.4%
Hertz Corporation (The)
Term Loan, 3.50%, Maturing June 30, 2023	$700	$701,203
Kenan Advantage Group, Inc.
Term Loan, 1.50%, Maturing January 31, 2017(5)	48	47,782
Term Loan, 4.00%, Maturing July 31, 2022	116	115,948
Term Loan, 4.00%, Maturing July 31, 2022	358	356,197
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	1,002	837,870

		$2,059,000

Telecommunications — 2.5%
Ciena Corporation
Term Loan, 3.75%, Maturing July 15, 2019	$2,456	$2,445,504
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	4,750	4,316,562
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021	1,136	1,039,097
Mitel US Holdings, Inc.
Term Loan, 5.50%, Maturing April 29, 2022	457	457,883
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	640	482,833
Term Loan, 4.00%, Maturing April 23, 2019	844	637,340
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	3,731	3,716,606
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019	433	431,822

		$13,527,647

Utilities — 2.8%
Calpine Construction Finance Company L.P.
Term Loan, 3.25%, Maturing January 31, 2022	$584	$574,141
Calpine Corporation
Term Loan, 3.50%, Maturing May 27, 2022	1,980	1,961,437
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	1,915	1,878,421

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Utilities (continued)
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	$1,533	$1,533,408
Energy Future Intermediate Holding Co., LLC
DIP Loan, 4.25%, Maturing December 19, 2016	1,125	1,124,649
EWT Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	3,673	3,664,215
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	78	74,916
Term Loan, 5.00%, Maturing December 19, 2021	1,745	1,677,086
Invenergy Thermal Operating I, LLC
Term Loan, 6.50%, Maturing October 19, 2022	124	116,929
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 22, 2021	889	684,661
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021	1,163	1,023,660
TPF II Power, LLC
Term Loan, 5.52%, Maturing October 2, 2021	929	928,490

		$15,242,013

Total Senior Floating-Rate Loans (identified cost $526,858,718)		$507,752,602

Corporate Bonds & Notes — 2.5%

Security	Principal Amount (000’s omitted)	Value

Cable and Satellite Television — 0.1%
Virgin Media Secured Finance PLC
5.375%, 4/15/21(6)	$450	$462,938

		$462,938

Chemicals and Plastics — 0.4%
Hexion, Inc.
6.625%, 4/15/20	$2,975	$2,502,867

		$2,502,867

Containers and Glass Products — 0.5%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20	$1,925	$1,993,183
4.127%, 7/15/21(6)(7)	650	653,250

		$2,646,433

15	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Electronics / Electrical — 0.2%
Western Digital Corp.
7.375%, 4/1/23(6)	$950	$1,014,125

		$1,014,125

Financial Intermediaries — 0.1%
First Data Corp.
6.75%, 11/1/20(6)	$423	$442,877

		$442,877

Health Care — 0.4%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18	$1,050	$1,069,687
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(6)	875	899,063

		$1,968,750

Industrial Equipment — 0.0%(8)
Erickson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(9)	$26	$9,199

		$9,199

Lodging and Casinos — 0.3%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(4)	$1,125	$1,040,625
9.00%, 2/15/20(4)	625	579,687

		$1,620,312

Radio and Television — 0.1%
iHeartCommunications, Inc.
9.00%, 12/15/19	$181	$138,239
Univision Communications, Inc.
6.75%, 9/15/22(6)	384	407,040

		$545,279

Retailers (Except Food and Drug) — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(6)	$800	$753,500

		$753,500

Telecommunications — 0.0%(8)
Wind Acquisition Finance SA
6.50%, 4/30/20(6)	$250	$258,125

		$258,125

Security	Principal Amount (000’s omitted)	Value

Utilities — 0.3%
Calpine Corp.
7.875%, 1/15/23(6)	$849	$899,940
5.25%, 6/1/26(6)	700	700,000

		$1,599,940

Total Corporate Bonds & Notes (identified cost $14,128,549)		$13,824,345

Common Stocks — 0.9%

Security	Shares	Value

Aerospace and Defense — 0.1%
IAP Global Services, LLC(3)(9)(10)	24	$274,041

		$274,041

Automotive — 0.1%
Dayco Products, LLC(9)(10)	15,250	$510,875

		$510,875

Business Equipment and Services — 0.0%(8)
Education Management Corp.(3)(9)(10)	2,351,823	$0
RCS Capital Corp.(3)(9)(10)	18,158	136,187

		$136,187

Health Care — 0.0%(8)
New Millennium Holdco, Inc.(9)(10)	13,578	$46,674

		$46,674

Lodging and Casinos — 0.4%
Affinity Gaming, LLC(9)(10)	41,797	$585,159
Tropicana Entertainment, Inc.(9)(10)	71,982	1,403,642

		$1,988,801

Oil and Gas — 0.0%(8)
Southcross Holdings Group, LLC(3)(9)(10)	44	$0
Southcross Holdings L.P., Class A(9)(10)	44	17,600

		$17,600

16	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Publishing — 0.3%
ION Media Networks, Inc.(3)(9)(10)	399	$226,429
MediaNews Group, Inc.(3)(9)(10)	45,600	1,506,628
Nelson Education, Ltd.(3)(9)(10)	38,210	0

		$1,733,057

Total Common Stocks (identified cost $2,717,258)		$4,707,235

Convertible Preferred Stocks — 0.0%(8)

Security	Shares	Value

Business Equipment and Services — 0.0%(8)
Education Management Corp., Series A-1, 7.50%(3)(9)(10)	2,617	$23,187

Total Convertible Preferred Stocks (identified cost $184,700)		$23,187

Total Investments — 96.4% (identified cost $543,889,225)		$526,307,369

Less Unfunded Loan Commitments — (0.1)%		$(597,962)

Net Investments — 96.3% (identified cost $543,291,263)		$525,709,407

Other Assets, Less Liabilities — 3.7%		$19,966,533

Net Assets — 100.0%		$545,675,940

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after June 30, 2016, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).
(4)	Currently the issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(6)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2016, the aggregate value of these securities is $6,490,858 or 1.2% of the Fund’s net assets.

(7)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2016.

(8)	Amount is less than 0.05%.

(9)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(10)	Non-income producing security.

Abbreviations:

DIP	–	Debtor in Possession
PIK	–	Payment In Kind

17	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2016
Investments, at value (identified cost, $543,291,263)	$525,709,407
Cash	31,008,050
Interest receivable	1,621,247
Receivable for investments sold	514,874
Receivable for Fund shares sold	58,012
Prepaid expenses	70,713
Total assets	$558,982,303

Liabilities
Payable for investments purchased	$12,119,340
Payable for Fund shares redeemed	523,959
Payable to affiliates:
Investment adviser fee	260,659
Distribution fees	112,844
Trustees’ fees	7,300
Payable for shareholder servicing fees	140,418
Accrued expenses	141,843
Total liabilities	$13,306,363
Net Assets	$545,675,940

Sources of Net Assets
Paid-in capital	$566,307,449
Accumulated net realized loss	(6,931,938)
Accumulated undistributed net investment income	3,882,285
Net unrealized depreciation	(17,581,856)
Total	$545,675,940

Initial Class Shares
Net Assets	$543,212,195
Shares Outstanding	60,311,363
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.01

ADV Class Shares
Net Assets	$2,462,745
Shares Outstanding	273,204
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.01

Institutional Class Shares
Net Assets	$1,000
Shares Outstanding	111
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.01

18	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2016
Interest and other income	$12,838,681
Total investment income	$12,838,681

Expenses
Investment adviser fee	$1,567,327
Distribution fees
Initial Class	678,470
Shareholder servicing fees
Initial Class	646,714
ADV Class	2,837
Trustees’ fees and expenses	14,101
Custodian fee	109,464
Transfer and dividend disbursing agent fees	5,882
Legal and accounting services	105,579
Printing and postage	4,839
Interest expense and fees	73,779
Miscellaneous	17,250
Total expenses	$3,226,242

Net investment income	$9,612,439

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(2,774,023)
Net realized loss	$(2,774,023)
Change in unrealized appreciation (depreciation) —
Investments	$15,378,525
Net change in unrealized appreciation (depreciation)	$15,378,525

Net realized and unrealized gain	$12,604,502

Net increase in net assets from operations	$22,216,941

19	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
From operations —
Net investment income	$9,612,439	$19,131,019
Net realized loss from investment transactions	(2,774,023)	(3,858,872)
Net change in unrealized appreciation (depreciation) from investments	15,378,525	(19,291,671)
Net increase (decrease) in net assets from operations	$22,216,941	$(4,019,524)
Distributions to shareholders —
From net investment income
Initial Class	$(9,566,370)	$(19,091,471)
ADV Class	(44,918)	(40,067)
Institutional Class	(6)	—
Total distributions to shareholders	$(9,611,294)	$(19,131,538)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Initial Class	$93,617,922	$130,670,264
ADV Class	196,838	2,038,342
Institutional Class	1,000	—
Net asset value of shares issued to shareholders in payment of distributions declared
Initial Class	9,566,370	19,091,471
ADV Class	44,900	40,067
Cost of shares redeemed
Initial Class	(106,626,387)	(218,227,607)
ADV Class	(244,543)	(199,915)
Net decrease in net assets from Fund share transactions	$(3,443,900)	$(66,587,378)

Net increase (decrease) in net assets	$9,161,747	$(89,738,440)

Net Assets
At beginning of period	$536,514,193	$626,252,633
At end of period	$545,675,940	$536,514,193

Accumulated undistributed net investment income included in net assets
At end of period	$3,882,285	$3,881,140

20	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2016

Financial Highlights

	Initial Class
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015		2014		2013		2012		2011
Net asset value — Beginning of period	$8.800		$9.190		$9.430		$9.460		$9.300		$9.460

Income (Loss) From Operations
Net investment income(1)	$0.155		$0.306		$0.295		$0.327		$0.396		$0.399
Net realized and unrealized gain (loss)	0.210		(0.390)		(0.240)		0.031		0.270		(0.161)

Total income (loss) from operations	$0.365		$(0.084)		$0.055		$0.358		$0.666		$0.238

Less Distributions
From net investment income	$(0.155)		$(0.306)		$(0.295)		$(0.332)		$(0.396)		$(0.398)
From net realized gain	—		—		—		(0.056)		(0.110)		—

Total distributions	$(0.155)		$(0.306)		$(0.295)		$(0.388)		$(0.506)		$(0.398)

Net asset value — End of period	$9.010		$8.800		$9.190		$9.430		$9.460		$9.300

Total Return(2)	4.19	%(3)	(0.99)%		0.57%		3.85%		7.33%		2.54%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$543,212		$534,104		$625,638		$585,888		$419,898		$354,692
Ratios (as a percentage of average daily net assets):
Expenses	1.18	%(4)	1.16	%(5)	1.15	%(5)	1.15	%(6)	1.16	%(5)	1.17	%(5)
Net investment income	3.52	%(4)	3.34%		3.15%		3.45%		4.21%		4.24%
Portfolio Turnover	22	%(3)	19%		29%		38%		42%		53%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Expenses after custodian fee reduction were 1.14%.

21	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2016

Financial Highlights — continued

	ADV Class
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Period Ended December 31, 2014(1)
Net asset value — Beginning of period	$8.810		$9.190		$9.400

Income (Loss) From Operations
Net investment income(2)	$0.167		$0.328		$0.234
Net realized and unrealized gain (loss)	0.200		(0.379)		(0.216)

Total income (loss) from operations	$0.367		$(0.051)		$0.018

Less Distributions
From net investment income	$(0.167)		$(0.329)		$(0.228)

Total distributions	$(0.167)		$(0.329)		$(0.228)

Net asset value — End of period	$9.010		$8.810		$9.190

Total Return(3)	4.20	%(4)	(0.63)%		0.18	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,463		$2,410		$615
Ratios (as a percentage of average daily net assets):
Expenses	0.93	%(5)	0.91	%(6)	0.90	%(5)(6)
Net investment income	3.77	%(5)	3.62%		3.52	%(5)
Portfolio Turnover	22	%(4)	19%		29	%(7)

(1)	For the period from commencement of operations on April 15, 2014 to December 31, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	For the year ended December 31, 2014.

22	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2016

Financial Highlights — continued

	Institutional Class
	Period Ended June 30, 2016 (Unaudited) (1)
Net asset value — Beginning of period	$9.010

Income (Loss) From Operations
Net investment income(2)	$0.058
Net realized and unrealized gain	0.000	(3)

Total income from operations	$0.058

Less Distributions
From net investment income	$(0.058)

Total distributions	$(0.058)

Net asset value — End of period	$9.010

Total Return(4)	0.64	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1
Ratios (as a percentage of average daily net assets):
Expenses	0.70	%(6)
Net investment income	3.91	%(6)
Portfolio Turnover	22	%(5)(7)

(1)	For the period from commencement of operations on May 2, 2016 to June 30, 2016.

(2)	Computed using average shares outstanding.

(3)	Amount rounds to less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Annualized.

(7)	For the six months ended June 30, 2016.

23	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance VT Floating-Rate Income Fund (the Fund) is a diversified series of Eaton Vance Variable Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide a high level of current income. The Fund offers Initial Class, ADV Class and Institutional Class shares, which are offered at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund is generally made available for purchase only to separate accounts established by participating insurance companies and qualified pension or retirement plans.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

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Eaton Vance

VT Floating-Rate Income Fund

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

G  Unfunded Loan Commitments — The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At June 30, 2016, the Fund had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Interim Financial Statements — The interim financial statements relating to June 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, if an election is made on behalf of a separate account, to receive some or all of the distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At December 31, 2015, the Fund, for federal income tax purposes, had deferred capital losses of $4,013,085, which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2015, $4,013,085 are long-term.

25

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$543,436,093

Gross unrealized appreciation	$3,769,510
Gross unrealized depreciation	(21,496,196)

Net unrealized depreciation	$(17,726,686)

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.575% of the Fund’s average daily net assets up to $1 billion, 0.525% of average daily net assets from $1 billion but less than $2 billion, and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. For the six months ended June 30, 2016, the investment adviser fee amounted to $1,567,327 or 0.575% (annualized) of the Fund’s average daily net assets. EVM also serves as administrator of the Fund, but receives no compensation. Eaton Vance Distributors, Inc. (EVD), the Fund’s principal underwriter and an affiliate of EVM, received distribution fees (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Initial Class shares (Initial Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Initial Class Plan, the Fund pays EVD a distribution fee of 0.25% per annum of its average daily net assets attributable to Initial Class shares for the sale and distribution of Initial Class shares. Distribution fees paid or accrued to EVD for the six months ended June 30, 2016 amounted to $678,470. Insurance companies receive such fees from EVD based on the value of shares held by such companies. The insurance companies through which investors hold shares of the Fund may also pay fees to third parties in connection with the sale of variable contracts and for services provided to variable contract owners. The Fund, EVM or EVD are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their variable contracts for a discussion of these payments. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products.

Distribution fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan) for Initial Class and ADV Class. The Servicing Plan allows the Trust to enter into shareholder servicing agreements with insurance companies, investment dealers, broker/dealers or other financial intermediaries that provide shareholder services relating to Fund shares and their shareholders, including variable contract owners or plan participants with interests in the Fund. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.25% of its average daily net assets attributable to each class that are subject to shareholder servicing agreements. No shareholder servicing fees are levied on shares owned by EVM, its affiliates, or their respective employees or clients and may be waived under certain other limited conditions. For the six months ended June 30, 2016, shareholder servicing fees were equivalent to 0.24% per annum of each class’ average daily net assets and amounted to $646,714 and $2,837 for Initial Class and ADV Class, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $127,442,914 and $115,542,907, respectively, for the six months ended June 30, 2016.

26

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Initial Class	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Sales	10,603,743	14,260,919
Issued to shareholders electing to receive payments of distributions in Fund shares	1,076,217	2,088,997
Redemptions	(12,041,414)	(23,774,003)

Net decrease	(361,454)	(7,424,087)

ADV Class	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Sales	21,828	224,168
Issued to shareholders electing to receive payments of distributions in Fund shares	5,049	4,426
Redemptions	(27,199)	(21,918)

Net increase (decrease)	(322)	206,676

Institutional Class	Period Ended June 30, 2016 (Unaudited)(1)
Sales	111

Net increase	111

(1)	For the period from commencement of operations on May 2, 2016 to June 30, 2016.

At June 30, 2016, separate accounts of 3 insurance companies each owned more than 10% of the value of the outstanding shares of the Fund aggregating 81.2%.

8  Line of Credit

The Fund participates with other portfolios managed by EVM and its affiliates in a $900 million ($1.175 billion prior to March 14, 2016) unsecured line of credit agreement (Agreement) with a group of banks, which is in effect through March 13, 2017. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above a prime rate, the London Interbank Offered Rate (LIBOR) or the Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% (0.10% prior to March 14, 2016) on the daily unused portion of the line of credit is allocated between the Fund and the other participating portfolios at the end of each quarter. Also included in interest expense is approximately $37,000 of amortization of upfront fees paid by the Fund in connection with the annual renewal of the Agreement. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings during the six months ended June 30, 2016.

9  Credit Risk

The Fund invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

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Eaton Vance

VT Floating-Rate Income Fund

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$506,400,999	$753,641	$507,154,640
Corporate Bonds & Notes	—	13,815,146	9,199	13,824,345
Common Stocks	1,403,642	1,160,308	2,143,285	4,707,235
Convertible Preferred Stocks	—	—	23,187	23,187

Total Investments	$1,403,642	$521,376,453	$2,929,312	$525,709,407

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2016 is not presented. At June 30, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

11  Legal Proceedings

In May 2015, the Fund was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Fund is approximately $5,763,000 (equal to 1.06% of net assets at June 30, 2016). The Fund cannot predict the outcome of these proceedings or the effect, if any, on the Fund’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Fund as incurred.

28

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Eaton Vance

VT Floating-Rate Income Fund

June 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance VT Floating-Rate Income Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered the abilities and experience of such investment professionals in analyzing the special considerations relevant to investing in senior floating rate loans. Specifically, the Board noted the experience of the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Fund, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

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Eaton Vance

VT Floating-Rate Income Fund

June 30, 2016

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2015 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

31

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2016

Officers and Trustees

Officers of Eaton Vance VT Floating-Rate Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance VT Floating-Rate Income Fund

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

*	Interested Trustee

32

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

33

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7733    6.30.16

Eaton Vance

VT Large-Cap Value Fund

Semiannual Report

June 30, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of the Fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2016

Eaton Vance

VT Large-Cap Value Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	17

Officers and Trustees	20

Important Notices	21

Eaton Vance

VT Large-Cap Value Fund

June 30, 2016

Performance1,2

Portfolio Managers Edward J. Perkin, CFA and John D. Crowley

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Initial Class at NAV	03/30/2007	03/30/2007	1.31%	–0.23%	9.54%	4.52%
ADV Class at NAV	04/15/2014	03/30/2007	1.44	0.12	9.70	4.61
Institutional Class at NAV	05/02/2016	03/30/2007	1.44	0.12	9.70	4.61
Russell 1000® Value Index	—	—	6.30%	2.86%	11.34%	4.93%

% Total Annual Operating Expense Ratios[3]				Initial Class	ADV Class	Institutional Class
Gross				2.99%	2.74%	2.49%
Net				1.20	0.95	0.70

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Johnson & Johnson	4.4%

General Electric Co.	4.2

Wells Fargo & Co.	4.1

Chevron Corp.	3.9

JPMorgan Chase & Co.	3.2

Pfizer, Inc.	3.1

Reynolds American, Inc.	2.7

Equity Residential	2.7

NextEra Energy, Inc.	2.6

United Technologies Corp.	2.6

Total	33.5%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

2

Eaton Vance

VT Large-Cap Value Fund

June 30, 2016

Endnotes and Additional Disclosures

[1]

Russell 1000® Value Index is an unmanaged index of U.S. large-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges. Large redemptions from the Fund on 3/31/14 and 9/30/10 positively impacted Fund performance for the five years and since inception periods.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked. In the performance table, the performance of ADV Class is linked to Initial Class and the performance of Institutional Class is linked to ADV Class. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 5/1/17. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

VT Large-Cap Value Fund

June 30, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 – June 30, 2016) for Initial Class and ADV Class and (May 2, 2016 – June 30, 2016) for Institutional Class. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (January 1, 2016 – June 30, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts and to qualified pension and retirement plans, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would be higher.

	Beginning Account Value (1/1/16)	Ending Account Value (6/30/16)	Expenses Paid During Period (1/1/16 – 6/30/16)		Annualized Expense Ratio

Actual*
Initial Class	$1,000.00	$1,013.10	$6.01	***	1.20%
ADV Class	$1,000.00	$1,014.40	$4.76	***	0.95%
Institutional Class	$1,000.00	$1,003.60	$1.15	***	0.70%

Hypothetical**
(5% return per year before expenses)
Initial Class	$1,000.00	$1,018.90	$6.02	***	1.20%
ADV Class	$1,000.00	$1,020.10	$4.77	***	0.95%
Institutional Class	$1,000.00	$1,007.00	$1.15	***	0.70%

*	Institutional Class had not commenced operations on January 1, 2016. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period); 60/366 for Institutional Class (to reflect the period from the commencement of operations on May 2, 2016 to June 30, 2016). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2015 (May 2, 2016 for Institutional Class). Expenses shown do not include insurance-related charges.

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2015 (May 2, 2016 for Institutional Class). Expenses shown do not include insurance-related charges.

***	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

VT Large-Cap Value Fund

June 30, 2016

Portfolio of Investments (Unaudited)

Common Stocks — 96.6%

Security	Shares	Value

Aerospace & Defense — 2.6%
United Technologies Corp.	1,214	$124,496

		$124,496

Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.	642	$47,668

		$47,668

Auto Components — 1.1%
Goodyear Tire & Rubber Co. (The)	1,987	$50,986

		$50,986

Banks — 10.8%
JPMorgan Chase & Co.	2,456	$152,616
PNC Financial Services Group, Inc. (The)	1,077	87,657
U.S. Bancorp	1,979	79,813
Wells Fargo & Co.	4,236	200,490

		$520,576

Building Products — 0.8%
Masco Corp.	1,280	$39,603

		$39,603

Capital Markets — 5.3%
Charles Schwab Corp. (The)	2,847	$72,057
Credit Suisse Group AG	1,410	15,020
Credit Suisse Group AG(1)	1,640	17,470
Credit Suisse Group AG ADR	1,566	16,756
Goldman Sachs Group, Inc. (The)	715	106,235
Invesco, Ltd.	1,094	27,941

		$255,479

Chemicals — 1.5%
PPG Industries, Inc.	711	$74,051

		$74,051

Containers & Packaging — 0.7%
International Paper Co.	756	$32,039

		$32,039

Security	Shares	Value

Diversified Telecommunication Services — 2.3%
Verizon Communications, Inc.	2,002	$111,792

		$111,792

Electric Utilities — 4.3%
NextEra Energy, Inc.	963	$125,575
PG&E Corp.	1,258	80,412

		$205,987

Electrical Equipment — 2.6%
Hubbell, Inc.	728	$76,782
Rockwell Automation, Inc.	426	48,913

		$125,695

Energy Equipment & Services — 2.6%
Halliburton Co.	950	$43,025
Schlumberger, Ltd.	1,048	82,876

		$125,901

Food & Staples Retailing — 2.5%
Kroger Co. (The)	3,316	$121,996

		$121,996

Food Products — 2.9%
General Mills, Inc.	914	$65,186
Kellogg Co.	926	75,608

		$140,794

Health Care Equipment & Supplies — 1.2%
Zimmer Biomet Holdings, Inc.	479	$57,662

		$57,662

Health Care Providers & Services — 1.3%
McKesson Corp.	338	$63,088

		$63,088

Household Durables — 0.8%
Whirlpool Corp.	234	$38,994

		$38,994

Industrial Conglomerates — 4.2%
General Electric Co.	6,521	$205,281

		$205,281

5	See Notes to Financial Statements.

Eaton Vance

VT Large-Cap Value Fund

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Insurance — 4.9%
Aflac, Inc.	743	$53,615
Alleghany Corp.(2)	49	26,929
American Financial Group, Inc.	516	38,148
Chubb, Ltd.	763	99,732
WR Berkley Corp.	303	18,156

		$236,580

Internet Software & Services — 3.3%
Alphabet, Inc., Class C(2)	120	$83,052
eBay, Inc.(2)	3,242	75,895

		$158,947

IT Services — 1.5%
Visa, Inc., Class A	1,006	$74,615

		$74,615

Life Sciences Tools & Services — 0.9%
Thermo Fisher Scientific, Inc.	284	$41,964

		$41,964

Multi-Utilities — 2.2%
Sempra Energy	948	$108,091

		$108,091

Oil, Gas & Consumable Fuels — 10.1%
Chevron Corp.	1,791	$187,750
EOG Resources, Inc.	1,124	93,764
Exxon Mobil Corp.	412	38,621
Occidental Petroleum Corp.	1,432	108,202
Pioneer Natural Resources Co.	229	34,627
Royal Dutch Shell PLC, Class B	940	25,971

		$488,935

Pharmaceuticals — 12.0%
Allergan PLC(2)	324	$74,873
Eli Lilly & Co.	951	74,891
Johnson & Johnson	1,768	214,459
Pfizer, Inc.	4,218	148,516
Teva Pharmaceutical Industries, Ltd. ADR	1,384	69,518

		$582,257

Security	Shares	Value

Real Estate Investment Trusts (REITs) — 5.4%
Equity Residential	1,870	$128,806
Federal Realty Investment Trust	428	70,855
Simon Property Group, Inc.	281	60,949

		$260,610

Semiconductors & Semiconductor Equipment — 2.8%
Intel Corp.	2,804	$91,971
NXP Semiconductors NV(2)	581	45,516

		$137,487

Specialty Retail — 1.3%
Home Depot, Inc. (The)	314	$40,095
Sally Beauty Holdings, Inc.(2)	830	24,410

		$64,505

Tobacco — 3.7%
Altria Group, Inc.	730	$50,341
Reynolds American, Inc.	2,429	130,996

		$181,337

Total Common Stocks (identified cost $4,220,271)		$4,677,416

Total Investments — 96.6% (identified cost $4,220,271)		$4,677,416

Other Assets, Less Liabilities — 3.4%		$164,392

Net Assets — 100.0%		$4,841,808

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security was acquired in a private offering and may be resold on a designated offshore securities market pursuant to Regulation S under the Securities Act of 1933.

(2)	Non-income producing security.

Abbreviations:

ADR	–	American Depositary Receipt

6	See Notes to Financial Statements.

Eaton Vance

VT Large-Cap Value Fund

June 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2016
Investments, at value (identified cost, $4,220,271)	$4,677,416
Cash	191,411
Dividends receivable	8,040
Receivable for investments sold	35,383
Receivable for Fund shares sold	821
Tax reclaims receivable	14,547
Receivable from affiliate	6,668
Total assets	$4,934,286

Liabilities
Payable for investments purchased	$50,844
Payable for Fund shares redeemed	108
Payable to affiliates:
Investment adviser fee	2,413
Distribution fees	965
Trustees’ fees	188
Payable for shareholder servicing fees	942
Accrued expenses	37,018
Total liabilities	$92,478
Net Assets	$4,841,808

Sources of Net Assets
Paid-in capital	$4,488,670
Accumulated net realized loss	(140,883)
Accumulated undistributed net investment income	37,835
Net unrealized appreciation	456,186
Net Assets	$4,841,808

Initial Class Shares
Net Assets	$4,840,119
Shares Outstanding	570,109
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.49

ADV Class Shares
Net Assets	$686
Shares Outstanding	81
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding, including fractional shares)	$8.46

Institutional Class Shares
Net Assets	$1,003
Shares Outstanding	119
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding, including fractional shares)	$8.46

7	See Notes to Financial Statements.

Eaton Vance

VT Large-Cap Value Fund

June 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2016
Dividends (net of foreign taxes, $209)	$65,311
Total investment income	$65,311

Expenses
Investment adviser fee	$14,312
Distribution fees
Initial Class	5,724
Shareholder servicing fees
Initial Class	4,531
ADV Class	— (1)
Trustees’ fees and expenses	373
Custodian fee	17,829
Transfer and dividend disbursing agent fees	5,886
Legal and accounting services	15,706
Printing and postage	2,516
Miscellaneous	2,953
Total expenses	$69,830
Deduct —
Allocation of expenses to affiliate	$42,354
Total expense reductions	$42,354

Net expenses	$27,476

Net investment income	$37,835

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(82,363)
Foreign currency transactions	188
Net realized loss	$(82,175)
Change in unrealized appreciation (depreciation) —
Investments	$111,769
Foreign currency	609
Net change in unrealized appreciation (depreciation)	$112,378

Net realized and unrealized gain	$30,203

Net increase in net assets from operations	$68,038

(1)	Amount is less than $1.

8	See Notes to Financial Statements.

Eaton Vance

VT Large-Cap Value Fund

June 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
From operations —
Net investment income	$37,835	$56,146
Net realized gain (loss) from investment and foreign currency transactions	(82,175)	597,551
Net change in unrealized appreciation (depreciation) from investments and foreign currency	112,378	(685,218)
Net increase (decrease) in net assets from operations	$68,038	$(31,521)
Distributions to shareholders —
From net investment income
Initial Class	$—	$(19,808)
ADV Class	—	(14)
From net realized gain
Initial Class	—	(1,707,760)
ADV Class	—	(395)
Total distributions to shareholders	$—	$(1,727,977)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Initial Class	$759,651	$1,854,519
Institutional Class	1,000	—
Net asset value of shares issued to shareholders in payment of distributions declared
Initial Class	—	1,727,568
Cost of shares redeemed
Initial Class	(684,008)	(3,659,956)
Net increase (decrease) in net assets from Fund share transactions	$76,643	$(77,869)

Net increase (decrease) in net assets	$144,681	$(1,837,367)

Net Assets
At beginning of period	$4,697,127	$6,534,494
At end of period	$4,841,808	$4,697,127

Accumulated undistributed net investment income included in net assets
At end of period	$37,835	$—

9	See Notes to Financial Statements.

Eaton Vance

VT Large-Cap Value Fund

June 30, 2016

Financial Highlights

	Initial Class
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015		2014		2013		2012		2011
Net asset value — Beginning of period	$8.380		$13.230		$11.790		$9.240		$8.140		$8.770

Income (Loss) From Operations
Net investment income	$0.067	(1)	$0.111	(1)	$0.118	(1)	$0.101		$0.129		$0.107
Net realized and unrealized gain (loss)	0.043		(0.033)		1.580		2.551		1.101		(0.631)

Total income (loss) from operations	$0.110		$0.078		$1.698		$2.652		$1.230		$(0.524)

Less Distributions
From net investment income	$—		$(0.057)		$—		$(0.101)		$(0.130)		$(0.106)
From net realized gain	—		(4.871)		(0.258)		(0.001)		—		—
Tax return of capital	—		—		—		—		(0.000	)(2)	—

Total distributions	$—		$(4.928)		$(0.258)		$(0.102)		$(0.130)		$(0.106)

Net asset value — End of period	$8.490		$8.380		$13.230		$11.790		$9.240		$8.140

Total Return(3)	1.31	%(4)	(1.23)%		14.43%		28.74	%(5)	15.12%		(5.97)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,840		$4,696		$6,533		$49,193		$49,002		$60,003
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.20	%(7)(8)	1.24	%(7)	1.30	%(7)	1.30	%(7)	1.30	%(7)	1.28%
Net investment income	1.65	%(8)	1.10%		0.97%		0.88%		1.25%		1.17%
Portfolio Turnover	47	%(4)	106%		57%		63%		39%		70%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $(0.0005).

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

During the year ended December 31, 2013, the Fund received a payment made by an affiliate for a trading error which amounted to $0.02 per share. Had the Fund not received this payment, total return would have been lower by 0.21%.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The investment adviser reimbursed certain operating expenses (equal to 1.85%, 1.68%, 0.42%, 0.01% and 0.01% of average daily net assets for the six months ended June 30, 2016 and the years ended December 31, 2015, 2014, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

(8)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

VT Large-Cap Value Fund

June 30, 2016

Financial Highlights — continued

	ADV Class
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Period Ended December 31, 2014(1)
Net asset value — Beginning of period	$8.340		$13.270		$12.320

Income (Loss) From Operations
Net investment income(2)	$0.077		$0.140		$0.101
Net realized and unrealized gain (loss)	0.043		(0.021)		1.107

Total income from operations	$0.120		$0.119		$1.208

Less Distributions
From net investment income	$—		$(0.178)		$—
From net realized gain	—		(4.871)		(0.258)

Total distributions	$—		$(5.049)		$(0.258)

Net asset value — End of period	$8.460		$8.340		$13.270

Total Return(3)	1.44	%(4)	(0.89)%		9.83	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1		$1		$1
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.95	%(6)(7)	0.99	%(6)	1.05	%(6)(7)
Net investment income	1.91	%(7)	1.36%		1.08	%(7)
Portfolio Turnover	47	%(4)	106%		57	%(8)

(1)	For the period from commencement of operations on April 15, 2014 to December 31, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

The investment adviser reimbursed certain operating expenses (equal to 1.85%, 1.68% and 0.42% of average daily net assets for the six months ended June 30, 2016, the year ended December 31, 2015 and the period ended December 31, 2014, respectively). Absent this reimbursement, total return would be lower.

(7)	Annualized.

(8)	For the year ended December 31, 2014.

11	See Notes to Financial Statements.

Eaton Vance

VT Large-Cap Value Fund

June 30, 2016

Financial Highlights — continued

	Institutional Class
	Period Ended June 30, 2016(1) (Unaudited)
Net asset value — Beginning of period	$8.430

Income (Loss) From Operations
Net investment income(2)	$0.036
Net realized and unrealized loss	(0.006)

Total income from operations	$0.030

Net asset value — End of period	$8.460

Total Return(3)	0.36	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1
Ratios (as a percentage of average daily net assets):
Expenses	0.70	%(5)(6)
Net investment income	2.70	%(6)
Portfolio Turnover	47	%(4)(7)

(1)	For the period from commencement of operations on May 2, 2016 to June 30, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	The investment adviser reimbursed certain operating expenses (equal to 1.85% of average daily net assets for the period ended June 30, 2016). Absent this reimbursement, total return would be lower.

(6)	Annualized.

(7)	For the six months ended June 30, 2016.

12	See Notes to Financial Statements.

Eaton Vance

VT Large-Cap Value Fund

June 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance VT Large-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Variable Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers Initial Class, ADV Class and Institutional Class shares, which are offered at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund is generally made available for purchase only to separate accounts established by participating insurance companies and qualified pension or retirement plans.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

13

Eaton Vance

VT Large-Cap Value Fund

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Interim Financial Statements — The interim financial statements relating to June 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, if an election is made on behalf of a separate account, to receive some or all of the distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,278,979

Gross unrealized appreciation	$547,119
Gross unrealized depreciation	(148,682)

Net unrealized appreciation	$398,437

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.625% of the Fund’s average daily net assets up to $2 billion and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. For the six months ended June 30, 2016, the investment adviser fee amounted to $14,312 or 0.625% (annualized) of the Fund’s average daily net assets. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.20%, 0.95% and 0.70% of the Fund’s average daily net assets for Initial Class, ADV Class and Institutional Class, respectively. This agreement may be changed or terminated after May 1, 2017. Pursuant to this agreement, EVM was allocated $42,354 of the Fund’s operating expenses for the six months ended June 30, 2016. EVM also serves as administrator of the Fund, but receives no compensation. Eaton Vance Distributors, Inc. (EVD), the Fund’s principal underwriter and an affiliate of EVM, received distribution fees (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund are officers of EVM.

14

Eaton Vance

VT Large-Cap Value Fund

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans

The Fund has in effect a distribution plan for Initial Class shares (Initial Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Initial Class Plan, the Fund pays EVD a distribution fee of 0.25% per annum of its average daily net assets attributable to Initial Class shares for the sale and distribution of Initial Class shares. Distribution fees paid or accrued to EVD for the six months ended June 30, 2016 amounted to $5,724. Insurance companies receive such fees from EVD based on the value of shares held by such companies. The insurance companies through which investors hold shares of the Fund may also pay fees to third parties in connection with the sale of variable contracts and for services provided to variable contract owners. The Fund, EVM or EVD are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their variable contracts for a discussion of these payments. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products.

Distribution fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan) for Initial Class and ADV Class. The Servicing Plan allows the Trust to enter into shareholder servicing agreements with insurance companies, investment dealers, broker/dealers or other financial intermediaries that provide shareholder services relating to Fund shares and their shareholders, including variable contract owners or plan participants with interests in the Fund. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.25% of its average daily net assets attributable to each class that are subject to shareholder servicing agreements. No shareholder servicing fees are levied on shares owned by EVM, its affiliates, or their respective employees or clients and may be waived under certain other limited conditions. For the six months ended June 30, 2016, shareholder servicing fees were equivalent to 0.20% per annum of average daily net assets attributable to Initial Class and ADV Class and amounted to $4,531 and less than $1 for Initial Class and ADV Class, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $2,172,020 and $2,151,734, respectively, for the six months ended June 30, 2016.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Initial Class	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Sales	93,862	174,620
Issued to shareholders electing to receive payments of distributions in Fund shares	—	196,092
Redemptions	(84,203)	(304,201)

Net increase	9,659	66,511

Institutional Class	Period Ended June 30, 2016(1) (Unaudited)

Sales	119

Net increase	119

(1)	For the period from commencement of operations on May 2, 2016 to June 30, 2016.

There were no transactions in ADV Class shares for the six months ended June 30, 2016 and the year ended December 31, 2015.

At June 30, 2016, separate accounts of 3 insurance companies each owned more than 10% of the value of the outstanding shares of the Fund aggregating 96.6%.

15

Eaton Vance

VT Large-Cap Value Fund

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2016.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$154,485	$—		$—	$154,485
Consumer Staples	444,127	—		—	444,127
Energy	588,865	25,971		—	614,836
Financials	1,240,755	32,490		—	1,273,245
Health Care	744,971	—		—	744,971
Industrials	542,743	—		—	542,743
Information Technology	371,049	—		—	371,049
Materials	106,090	—		—	106,090
Telecommunication Services	111,792	—		—	111,792
Utilities	314,078	—		—	314,078

Total Common Stocks	$4,618,955	$58,461	*	$—	$4,677,416

Total Investments	$4,618,955	$58,461		$—	$4,677,416

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At June 30, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

16

Eaton Vance

VT Large-Cap Value Fund

June 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

17

Eaton Vance

VT Large-Cap Value Fund

June 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance VT Large-Cap Value Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

18

Eaton Vance

VT Large-Cap Value Fund

June 30, 2016

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2015 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

19

Eaton Vance

VT Large-Cap Value Fund

June 30, 2016

Officers and Trustees

Officers of Eaton Vance VT Large-Cap Value Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance VT Large-Cap Value Fund

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

*	Interested Trustee

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Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7755    6.30.16

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance Family of Funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and its lenders who are record owners of shares of one or more funds (the “Funds”) within the Eaton Vance Funds’ investment company complex implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds.

D&T advised the Audit Committee that it believes that, in light of the facts surrounding its lending relationships, its ability to exercise objective and impartial judgment on all issues encompassed within D&T’s audit engagement has not been impaired. D&T has advised the Audit Committee that this conclusion is based in part on the following considerations: (1) Deloitte Entity personnel responsible for managing the lending relationships have had no interactions with the audit engagement team; (2) the lending relationships are in good standing and the principal and interest payments are up-to-date; (3) the lending relationships are not significant to the Deloitte Entities or to D&T.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016)) related to the auditor independence issue described above. In that letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and
3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Based on information provided by D&T, the requirements of the no-action letter appear to be met with respect to D&T’s lending relationships described above. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 18, 2016

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 18, 2016